Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2023 tonPerHectare kilogramOfSugarPerTonOfCane uSDollarPerHectare uSDollarPerTonOfCane	Dec. 31, 2022 tonPerHectare uSDollarPerHectare kilogramOfSugarPerTonOfCane uSDollarPerTonOfCane
Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	14.44%	16.49%
Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	6.00%	6.00%
Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate applied to cash flow projections	6.00%	6.00%
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	50	50
TRS value | kilogramOfSugarPerTonOfCane	120	120
Maintenance costs	550	500
Harvest costs | uSDollarPerTonOfCane	7.0	6.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.8	0.9
Commercial costs	22	17
Production costs	215	280
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.37	1.00
Commercial costs	14	13
Production costs	143	200
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.9	0.4
Commercial costs	21	21
Production costs	193	260
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.4	1.8
Commercial costs	25	28.0
Production costs	861	756.0
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.6	1.6
Commercial costs	16	16
Production costs	231	325
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	4.7	1.4
Commercial costs	2	3
Production costs	1,033	760
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramOfSugarPerTonOfCane	140	140
Maintenance costs	850	800
Harvest costs | uSDollarPerTonOfCane	13.0	12.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.2	2.2
Commercial costs	65	36
Production costs	1,000	890
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	4.6	5.6
Commercial costs	39	45
Production costs	823	840
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.7	5.0
Commercial costs	48	65
Production costs	776	1,100
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.6	5.1
Commercial costs	56	46.0
Production costs	1,866	2,000
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	11	13
Commercial costs	65	65
Production costs	1,318	1,500
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	6.4	9.2
Commercial costs	5	23
Production costs	3,121	1,250